Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Summary of Segment Results

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Hosting and related services
Revenues	2,668,655	2,975,178	3,401,037	494,660
Cost	(1,936,658)	(2,130,279)	(2,456,166)	(357,235)

Gross profit	731,997	844,899	944,871	137,425
Operating income (expenses)
Operating income	6,783	5,439	5,027	731
Sales and marketing expenses	(144,335)	(171,761)	(172,176)	(25,042)
Research and development expenses	(87,227)	(97,597)	(92,109)	(13,397)
General and administrative expenses	(404,181)	(417,154)	(462,637)	(67,288)
(Allowance) reversal for doubtful debt	(78,330)	(6,257)	598	87
Changes in the fair value of contingent purchase consideration payables	19,394	(937)	13,905	2,022

Operating profit	44,101	156,632	237,479	34,538
Managed network services
Revenues	973,119	417,527	—	—
Cost	(992,980)	(504,016)	—	—

Gross loss	(19,861)	(86,489)	—	—
Operating expenses
Sales and marketing expenses	(208,591)	(84,921)	—	—
Research and development expenses	(62,110)	(51,546)	—	—
General and administrative expenses	(235,467)	(102,796)	—	—
Allowance for doubtful debt	(39,234)	(31,170)	—	—
Changes in the fair value of contingent purchase consideration payables	73,913	—	—	—
Impairment of goodwill	—	(766,440)	—	—
Impairment of long-lived assets	(392,947)	(401,808)	—	—

Operating loss	(884,297)	(1,525,170)	—	—

Group consolidated revenue	3,641,774	3,392,705	3,401,037	494,660
Group consolidated operating (loss) profit	(840,196)	(1,368,538)	237,479	34,538